Securities (Amortized Cost and Fair Values of Securities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Schedule of Investments [Line Items]
Available for Sale, Amortized Cost	$ 162,072	$ 141,150
Available-for-sale Securities, Gross Unrealized Gains	865	4,446
Available for Sale, Gross Unrealized Losses	(4,805)	(206)
Available for Sale, Fair Value	158,132	145,390
Held to Maturity, Amortized Cost	174	173
Held to Maturity, Fair Value	177	177
U.S. Government Agencies [Member]
Schedule of Investments [Line Items]
Available for Sale, Amortized Cost	34,471	13,076
Available-for-sale Securities, Gross Unrealized Gains		36
Available for Sale, Gross Unrealized Losses	(1,058)	(20)
Available for Sale, Fair Value	33,413	13,092
States and political subdivisions [Member]
Schedule of Investments [Line Items]
Available for Sale, Amortized Cost	60,174	55,864
Available-for-sale Securities, Gross Unrealized Gains	650	2,995
Available for Sale, Gross Unrealized Losses	(1,794)	(73)
Available for Sale, Fair Value	59,030	58,786
Held to Maturity, Amortized Cost	174	173
Held to Maturity, Gross Unrealized Gains	3	4
Held to Maturity, Fair Value	177	177
Corporate obligations [Member]
Schedule of Investments [Line Items]
Available for Sale, Amortized Cost	3,667	8,521
Available-for-sale Securities, Gross Unrealized Gains	84	347
Available for Sale, Gross Unrealized Losses	(40)
Available for Sale, Fair Value	3,711	8,868
Mortgage-backed securities-government sponsored entities [Member]
Schedule of Investments [Line Items]
Available for Sale, Amortized Cost	63,467	63,397
Available-for-sale Securities, Gross Unrealized Gains	81	1,041
Available for Sale, Gross Unrealized Losses	(1,898)	(113)
Available for Sale, Fair Value	61,650	64,325
Equity securities-financial services [Member]
Schedule of Investments [Line Items]
Available for Sale, Amortized Cost	293	292
Available-for-sale Securities, Gross Unrealized Gains	50	27
Available for Sale, Gross Unrealized Losses	(15)
Available for Sale, Fair Value	$ 328	$ 319